Exhibit 99
Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

Contents	Pages
Trust Summary	1 - 4
2006-1	5 - 6
2006-4	7 -9
2006-6	10 - 11
2008-2	12 - 14
2009-2	15 - 17
Trust Summary
I. Principal Receivables

Trust Total
A. Beginning Adjusted Pool Balance	$9,906,554,166.56

B. Principal Collections	$4,211,171,407.27
C. Principal Adjustments	$9,259,894.60
D. Principal Reduction — Redesignated Accounts	$26,530.48
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$4,683,579,336.50
G. Principal Increase — Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$10,369,675,670.71

Monthly Principal Payment Rate	42.51%
FCF Master Owner Trust A Beginning Pool Balance	$6,982,770,238.95
FCF Master Owner Trust B Beginning Pool Balance (Participation Certificate)	$2,923,783,927.61
II. Interest Collections

Trust Total
Gross Interest Collections	$47,261,447.56
Interest Adjustments	$0.00
Recoveries	$0.00
Interest Earned on Collection Account	$4,742.28
Interest Earned on Excess Funding Account	$0.00
Interest Earned on Backup Servicer Reserve Account	$21.42

Interest Collections	$47,266,211.26

Memo
Monthly Yield	5.73%
III. Principal Collections

Trust Total
Principal Collections	$4,211,171,407.27

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
IV. Series Balances

	Beginning of		End of Period		Distribution Date
	Period Adjusted	Increase/	Adjusted Invested	Increase/	Adjusted Invested
Series	Invested Amount	(Decrease)	Amount	(Decrease)	Amount
2006-1	$0.00	$0.00	$0.00	$0.00	$0.00
2006-4	$2,250,000,000.00	$0.00	$2,250,000,000.00	$0.00	$2,250,000,000.00
2006-6	$1,500,000,000.00	$0.00	$1,500,000,000.00	$0.00	$1,500,000,000.00
2008-2	$645,000,000.00	$0.00	$645,000,000.00	$0.00	$645,000,000.00
2009-2	$1,500,000,000.00	$0.00	$1,500,000,000.00	$0.00	$1,500,000,000.00
Transferors Amt.	$4,011,554,166.56		$4,474,675,670.71
Total	$9,906,554,166.56		$10,369,675,670.71
V. Principal and Interest Allocations

	Floating Investor	Investor Principal	Investor Interest
Series	Percentage	Collections	Collections
2006-1	0.00%	$0.00	$0.00
2006-4	22.71%	$956,451,204.63	$10,735,213.63
2006-6	15.14%	$637,634,136.42	$7,156,809.09
2008-2	6.51%	$274,182,678.66	$3,077,427.91
2009-2	15.14%	$637,634,136.42	$7,156,809.09
Transferors Pct.	40.49%	$1,705,269,251.13	$19,139,951.54
	100.00%	$4,211,171,407.27	$47,266,211.26

Memo
Excess Transferor Percentage		23.37%
Excess Transferor Collection	$984,153,931.28	$11,046,149.19
Transferor Servicing Fee		$3,342,961.81
Transferor Backup Servicing fee		$30,086.66
VI. Redesignated Accounts — Reassigned

Trust Total
Principal Reduction — Receivables relating to accounts (including Performance Impaired Accounts) that were reassigned by the Issuer to the Transferors	$26,530.48
VII. Excess Funding Account/Backup Servicer Reserve Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Distribution Date Cashflows	$0.00
Determination Date balance after giving effect to Distribution Date Cashflows	$0.00

Backup Servicer Reserve Account	$200,000.00

Memo
Excess Funding Account as a pct. of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
VIII. Non-Conforming Receivables

Trust Total
Ineligible Receivables	$4,252,501.83
Dealer Overconcentration	$0.00
Manufacturer Overconcentration	$0.00
Used Vehicle Overconcentration	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$4,252,501.83

Memo
Principal Receivables relating to Vehicles on Used Lines.	$400,084,896.91
Principal Receivables relating to Vehicles on Used Lines as a pct. of Pool Bal.	3.86%
Principal Receivables relating to AutoNation	$291,313,441.89
Principal Receivables relating to AutoNation as a pct. of Pool Bal.	2.81%
Principal Receivables relating to Development Dealers	$75,644,077.51
Principal Receivables relating to Development Dealers as a pct. of Pool Bal.	0.73%
Principal Receivables relating to Fleet	$216,042,636.61
Principal Receivables relating to Fleet as a pct. of Pool Bal.	2.08%
Principal Receivables relating to Medium Heavy Truck Lines	$51,552,919.60
Principal Receivables relating to Medium Heavy Truck Lines as a pct. of Pool Bal.	0.50%
IX. Subordination and Transferor Amount as of Determination Date

		Subordinated Pct.	Incremental	Required
		times (Adj. Invested	Subordinated	Subordinated
	Subordinated	Amount minus EFA)	Amount	Amount
Series	Pct.	(A)	(B)	(A + B)
2006-1	47.06%	$0.00	$0.00	$0.00
2006-4	11.73%	$263,966,480.45	$1,030,897.28	$264,997,377.73
2006-6	37.46%	$561,855,670.10	$840,032.03	$562,695,702.13
2008-2	18.34%	$118,313,609.47	$312,406.12	$118,626,015.59
2009-2	47.06%	$705,882,352.94	$897,051.47	$706,779,404.41

			Required
		Required Pool Pct.	Transferor
	Required	minus 100% times	Amount as of
	Subordinated	Initial Invested	Determination
	Amount	Amount	Date
Series	(C)	(D)	(C + D)
2006-1	$0.00	$0.00	$0.00
2006-4	$264,997,377.73	$90,000,000.00	$354,997,377.73
2006-6	$562,695,702.13	$60,000,000.00	$622,695,702.13
2008-2	$118,626,015.59	$25,800,000.00	$144,426,015.59
2009-2	$706,779,404.41	$60,000,000.00	$766,779,404.41

Required Transferor Amount	$1,888,898,499.86
Transferor Amount	$4,846,489,370.38

Memo:
Determination Date Pool Balance	$10,741,489,370.38

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
X. Redesignation Notice
     Notice is hereby given, pursuant to Sections 2.09(b)(1) and/or 2.09(c) of the Fourth Amended and Restated Transfer and Servicing Agreements dated as of October 1, 2009, that the redesignation of certain Account and the reassignment of the Receivables and Related Security arising in connection with such Accounts occurred on the Redesignation Date of December 1, 2009,and a Redesignated Account Schedule has been delivered to the Owner Trustee and the Indenture Trustee in accordance with the Transfer and Servicing Agreements.

Transferor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A		X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust B	X
XI. Early Amortization Declarations

	Yes	No
1. Breach of covenants or agreements made in the TSA, Indent. or Supp. and uncured for 60 days		X

2. Failure to make any req. pmt. or deposit under TSA, Indent. or Supp. and uncured for 5 bus. days		X

3. Breach of any rep. or warranty made in the TSA, Indent. or Supp. and uncured for 60 days		X

4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford		X

5. FCFMOTA is an investment company within the meaning of the ICA of 1940		X

6. Failure of FCF Corp or FCF LLC to convey Receiv. pursuant to the TSA and uncured for 10 days		X

7. Available Sub. Amt. is less than the Required Sub. Amt. and uncured for 5 days		X

8. Servicer default or an event of default with respect to the outstanding notes has occurred		X

9. Average monthly payment rate for the past three periods is less than 21%		X

10. Excess Funding Acct. Bal. exceeds 30% of Outstanding Series Adj. Inv. Amts. for 3 periods		X

Memo
Additional statistical information regarding Ford Credit’s U.S. Dealer Floorplan portfolio and the Trust’s portfolio for the most recently available quarter can be found on Ford Credit’s website at http://fordcredit.com/institutionalinvestments/jindex.html.

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
Series 2006-1 Summary
I. 2006-1 Origination Information

Initial Issuance Date:	March 30, 2006
Revised Stated Commitment Expiration Date	Various

	Beginning of Period		End of Period		Distribution Date
	Adjusted Invested	Increase/	Adjusted Invested	Increase/	Adjusted
	Amount	(Decrease)	Amount	(Decrease)	Amount
Class A1	$0.00	$0.00	$0.00	$0.00	$0.00
Class A5	$0.00	$0.00	$0.00	$0.00	$0.00
Class A8	$0.00	$0.00	$0.00	$0.00	$0.00
Class A10	$0.00	$0.00	$0.00	$0.00	$0.00

II. Series Allocations

Current Floating Investor Percentage	0.00000000%
Investor Principal Collections	$0.00
Principal Default Amounts	$0.00
Investor Interest Collections	$0.00

III. Collections

Interest
Investor Interest Collections	$0.00
Reserve Fund Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Transferor Interest Allocation	$0.00

Available Investor Interest Collections	$0.00
Shared Interest Collections from Excess Interest Sharing Group One	$1,212,333.34
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Allocations	$0.00

Total Interest Collections	$1,212,333.34

Principal
Investor Principal Collections	$0.00
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Withdrawal from Excess Funding Account	$0.00

Available Investor Principal Collections	$0.00

IV. Interest Amount Due

Series 2006-1 Interest Amount	$0.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$1,212,333.34

(1) Series 2006-1 Interest Amount	$0.00
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer the Servicer	$4,000.00
(4) Investor Default Amount, to be added to Principal Collections	$0.00
(5) Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
(6) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(7) Reserve Fund Deposit Amount	$0.00
(8) Monthly Servicing Fee due Ford Credit	$0.00
(9) Required Subordination Shortfall to be sent to the holders of Transferors Interest	$0.00
(10) Series 2006-1 Additional Amounts	$1,208,333.34
(11) Other Amounts due to the CP issuer or Paying Agent	$0.00
(12) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to Clause (2)	$0.00
(13) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(14) Shared with other series in Excess Interest Sharing Group One	$0.00
(15) Remainder released to holders of Transferor Interest	$0.00

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$0.00
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$0.00

VII. Subordination and Participation

Subordination Percentage	37.46%
Incremental Subordinated Amount	$0.00
Required Subordinated Amount	$0.00
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Transferor Amount Series 2006-1	$0.00

VIII. Reserve Fund

Beginning of Collection Period Balance	$0.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$0.00
Increases/(Decreases)	$0.00
Distribution Date Balance	$0.00

IX. Memo Items

Excess Funding Amount Series 2006-1	$0.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
Series 2006-4 Summary
I. 2006-4 Origination Information

Date of Origination	June 28, 2006
Expected Final Payment Date	June 15, 2011
Final Maturity Date	June 17, 2013

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00	$2,250,000,000.00
Interest rate	One Month LIBOR plus	One Month LIBOR plus
	0.25% per year	0.55% per year

II. Series Allocations
Current Floating Investor Percentage	22.71223639%
Investor Principal Collections	$956,451,204.63
Principal Default Amounts	$0.00
Investor Interest Collections	$10,735,213.63

III. Collections

Interest
Investor Interest Collections	$10,735,213.63
Reserve Fund Investment Proceeds	$2,410.92
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Transferor Interest Allocation	$1,287,423.08

Available Investor Interest Collections	$12,025,047.63
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$12,025,047.63

Principal
Investor Principal Collections	$956,451,204.63
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$956,451,204.63
IV. Interest Calculations

	Class A Notes	Class B Notes
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00
LIBOR	0.23875%	0.23875%
Spread	0.25000%	0.55000%
Note Interest Rate	0.48875%	0.78875%
Days in Interest Period	29	29
Monthly Interest	$836,369.36	$79,867.51

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$12,025,047.63
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$836,369.36
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$79,867.51
(3) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(4) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$28,358.46
(5) Investor Default Amount, to be added to Principal Collections	$0.00
(6) Replenish Reserve Fund	$0.00
(7) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(8) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(9) Fund Accumulation Period Reserve Account	$0.00
(10) Servicing Fees due Ford Credit	$3,150,939.62
(11) Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
(12) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (3)	$0.00
(13) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(14) Shared with other series in Excess Interest Sharing Group One	$530,514.66
(15) Remainder released to holders of Transferor Interest	$7,398,998.02

VI. Available Investor Principal Collections Distribution Payments by Priority
Available Investor Principal Collections	$956,451,204.63
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$956,451,204.63

VII. Subordination and Participation
Subordination Percentage	11.73%
Incremental Subordinated Amount	$1,030,897.28
Required Subordinated Amount	$264,997,377.73
Required Pool Pct. minus 100% times Initial Invested Amount	$90,000,000.00
Required Transferor Amount Series 2006-4	$354,997,377.73

VIII. Distribution to Holders of Notes (per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.39

Total Amount Distributed Class A	$0.39
Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.64

Total Amount Distributed Class B	$0.64

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

IX. Reserve Fund	$22,500,000.00
Beginning of Collection Period Balance	$0.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$22,500,000.00
End of Collection Period Balance	$0.00
Increases/(Decreases)	$22,500,000.00
Distribution Date Balance

X. Memo Items	$0.00
Excess Funding Amount 2006-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
Series 2006-6 Summary
I. 2006-6 Origination Information

Initial Issuance Date	September 29, 2006
Initial Stated Commitment Expiration Date	September 29, 2011

	Beginning of Period		End of Period		Distribution Date
	Adjusted Invested	Increase/	Adjusted Invested	Increase/	Adjusted Invested
	Amount	(Decrease)	Amount	(Decrease)	Amount
Class A	$1,500,000,000.00	$0.00	$1,500,000,000.00	$0.00	$1,500,000,000.00

Class B not currently issued

II. Series Allocations

Current Floating Investor Percentage	15.14149092%
Investor Principal Collections	$637,634,136.42
Principal Default Amounts	$0.00
Investor Interest Collections	$7,156,809.09
III. Collections

Interest
Investor Interest Collections	$7,156,809.09
Reserve Fund Investment Proceeds	$1,607.30
Principal Funding Account Investment Proceeds	$0.00
Excess Transferor Interest Allocation	$858,282.05

Available Investor Interest Collections	$8,016,698.44
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$8,016,698.44

Principal
Investor Principal Collections	$637,634,136.42
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Withdrawal from Excess Funding Account	$0.00

Available Investor Principal Collections	$637,634,136.42

IV. Interest Amount Due

Class A Interest Amount	$814,462.74

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$8,016,698.44

(1) Class A Interest Amount	$814,462.74
(2) Class B Interest Amount	$0.00
(3) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(4) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$18,905.64
(5) Investor default Amount, to be added to Principal Collections	$0.00
(6) Reserve Fund Deposit Amount	$0.00
(7) Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
(8) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(9) Monthly Servicing Fee due Ford Credit	$2,100,626.41
(10) Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
(11) Class A Additional Amounts	$0.00
(12) Class B Additional Amounts	$0.00
(13) Other Amounts	$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (3)	$0.00
(15) Other amounts due to Back-up Servicer or Successor Servicer	$0.00
(16) Shared with other series in Excess Interest Sharing Group One	$340,052.27

(17) Remainder released to holders of Transferor Interest	$4,742,651.38

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$637,634,136.42
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$637,634,136.42

VII. Subordination and Participation

Subordination Percentage	37.46%
Incremental Subordinated Amount	$840,032.03
Required Subordinated Amount	$562,695,702.13
Required Pool Pct. minus 100% times Initial Invested Amount	$60,000,000.00
Required Transferor Amount Series 2006-6	$622,695,702.13

VIII. Reserve Fund

Beginning of Collection Period Balance	$15,000,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$15,000,000.00
Increases/(Decreases)	$0.00
Distribution Date Balance	$15,000,000.00

IX. Memo Items

Excess Funding Amount Series 2006-6	$0.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009
Series 2008-2 Summary

I. 2008-2 Origination Information

Date of Origination	December 10, 2008
Expected Final Payment Date	December 15, 2011

Class A Notes
Original Principal Outstanding	$645,000,000.00

II. Series Allocations

Current Floating Investor Percentage	6.51084110%
Investor Principal Collections	$274,182,678.66
Principal Default Amounts	$0.00
Investor Interest Collections	$3,077,427.91

III. Collections

Interest
Investor Interest Collections	$3,077,427.91
Reserve Fund Investment Proceeds	$691.15
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Transferor Interest Allocation	$369,061.28
Available Investor Interest Collections	$3,447,180.34
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$3,447,180.34

Principal
Investor Principal Collections	$274,182,678.66
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$274,182,678.66

IV. Interest Calculations

Class A Notes
Monthly Interest	$1,163,217.19

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$3,447,180.34
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$1,163,217.19
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$8,129.42
(4) Investor Default Amount, to be added to Principal Collections	$0.00
(5) Replenish Reserve Fund	$0.00
(6) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(7) Fund Accumulation Period Reserve Account	$0.00
(8) Servicing Fees due Ford Credit	$903,269.36
(9) Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
(10) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (2)	$0.00
(11) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(12) Shared with other series in Excess Interest Sharing Group One	$91,829.79
(13) Remainder released to holders of Transferor Interest	$1,280,734.58

VI. Available Investor Principal Collections Distribution Payments by Priority
Available Investor Principal Collections	$274,182,678.66
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$274,182,678.66

VII. Subordination and Participation
Subordination Percentage	18.34%
Incremental Subordinated Amount	$312,406.12
Required Subordinated Amount	$118,626,015.59
Required Pool Pct. minus 100% times Initial Invested Amount	$25,800,000.00
Required Transferor Amount Series 2008-2	$144,426,015.59

VIII. Distribution to Holders of Notes
(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.80
Total Amount Distributed Class A	$1.80

IX. Reserve Fund
Beginning of Collection Period Balance	$6,450,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$6,450,000.00
Increases/(Decreases)	$0.00
Distribution Date Balance	$6,450,000.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

X. Memo Items
Excess Funding Amount 2008-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

Series 2009-2 Summary

I. 2009-2 Origination Information
Date of Origination	October 09, 2009
Expected Final Payment Date	September 15, 2012
Final Maturity Date	September 15, 2014
Class A Notes
Original Principal Outstanding	$1,500,000,000.00
Interest Rate	One Month Libor plus 1.55% per year
II. Series Allocations
Current Floating Investor Percentage	15.14149092%
Investor Principal Collections	$637,634,136.42
Principal Default Amounts	$0.00
Investor Interest Collections	$7,156,809.09
III. Collections

Interest
Investor Interest Collections	$7,156,809.09
Reserve Fund Investment Proceeds	$1,607.29
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Transferor Interest Allocation	$858,282.05
Available Investor Interest Collections	$8,016,698.43
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$8,016,698.43

Principal
Investor Principal Collections	$637,634,136.42
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$637,634,136.42

IV. Interest Calculations
Class A Notes
Monthly Interest	$2,161,406.25

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$8,016,698.43
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$2,161,406.25
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$18,905.64
(4) Investor Default Amount, to be added to Principal Collections	$0.00
(5) Replenish Reserve Fund	$0.00
(6) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(7) Fund Accumulation Period Reserve Account	$0.00
(8) Servicing Fees due Ford Credit	$2,100,626.41
(9) Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
(10) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (2)	$0.00
(11) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(12) Shared with other series in Excess Interest Sharing Group One	$249,936.61
(13) Remainder released to holders of Transferor Interest	$3,485,823.52

VI. Available Investor Principal Collections Distribution Payments by Priority
Available Investor Principal Collections	$637,634,136.42
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$637,634,136.42

VII. Subordination and Participation
Subordination Percentage	47.06%
Incremental Subordinated Amount	$897,051.47
Required Subordinated Amount	$706,779,404.41
Required Pool Pct. minus 100% times Initial Invested Amount	$60,000,000.00
Required Transferor Amount Series 2009-2	$766,779,404.41

VIII. Distribution to Holders of Notes (per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.44

Total Amount Distributed Class A	$1.44

IX. Reserve Fund
Beginning of Collection Period Balance	$15,000,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$15,000,000.00
Increases/(Decreases)	$0.00
Distribution Date Balance	$15,000,000.00

Ford Credit Floorplan Master Owner Trust
Monthly Servicing Report

Collection Period	11/1/2009 - 11/30/2009
Distribution Date	12/15/2009

X. Memo Items
Excess Funding Amount 2009-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00